Contingencies and Commitments - Summary of Provisions for Contingencies (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Contingency provision	$ 4,381,599	$ 5,700,004
Other contingent liabilities [member]
Disclosure of other provisions [line items]
Contingency provision	4,305,489	5,597,804
Legal proceedings contingent liability [member]
Disclosure of other provisions [line items]
Contingency provision	2,734,238	4,163,612
Contingent liability for labor lawsuits [member]
Disclosure of other provisions [line items]
Contingency provision	379,442	405,564
Contingent liability for claims and credit cards [member]
Disclosure of other provisions [line items]
Contingency provision	200	1,656
Contingent liability for guarantees [member]
Disclosure of other provisions [line items]
Contingency provision	1,142	1,724
Contingent liability for other contingencies [member]
Disclosure of other provisions [line items]
Contingency provision	927,621	691,933
Contingent liability arising from post-employment benefit obligations [member]
Disclosure of other provisions [line items]
Contingency provision	262,846	333,315
Contingent liability dollarization of Judicial deposits difference [member]
Disclosure of other provisions [line items]
Contingency provision	76,110	94,191
Contingent liability for administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Contingency provision	$ 0	$ 8,009